Form N-1A Cover	Apr. 01, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	American Century World Mutual Funds, Inc.
Entity Central Index Key	0000872825
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Prospectus Date	Apr. 01, 2026